Note 16 - Fair Value Measurements and Fair Values of Financial Instruments (Details) - Financial Assets and Liabilities on a Recurring and Nonrecurring Basis (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Investment securities available for sale
Investment securities available for sale	$ 1,706	$ 1,680
Total recurring fair value measurements	1,706	1,680
Total nonrecurring fair value measurements	3,498	2,910
Short-Term Bond Fund [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Investment securities available for sale	1,180	1,159
Short-Term Bond Fund [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Investment securities available for sale	1,180	1,159
Short-Term Bond Fund [Member]
Investment securities available for sale
Investment securities available for sale	1,180	1,159
Limited-Term Bond Fund [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Investment securities available for sale	526	521
Limited-Term Bond Fund [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Investment securities available for sale	526	521
Limited-Term Bond Fund [Member]
Investment securities available for sale
Investment securities available for sale	526	521
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Investment securities available for sale	1,706	1,680
Fair Value, Inputs, Level 1 [Member]
Investment securities available for sale
Investment securities available for sale	1,706	1,680
Total recurring fair value measurements	1,706	1,680
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Investment securities available for sale
Impaired loans	3,387	2,336
Other real estate owned	111	574
Fair Value, Inputs, Level 3 [Member]
Investment securities available for sale
Total nonrecurring fair value measurements	3,498	2,910
Fair Value, Measurements, Recurring [Member]
Investment securities available for sale
Investment securities available for sale	1,706	1,680
Fair Value, Measurements, Nonrecurring [Member]
Investment securities available for sale
Impaired loans	3,387	2,336
Other real estate owned	$ 111	$ 574